UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2018

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 93.65%
Consumer Discretionary - 13.28%
Dana Holding Corp.	4,350	$91,872	1.66%
Hilton Worldwide Holdings, Inc.	1,921	127,689	2.30%
Interpublic Group of Cos., Inc.	5,625	140,231	2.53%
News Corp.	8,361	111,870	2.02%
Omnicom Group, Inc.	1,955	163,673	2.95%
Staples, Inc.	11,100	100,788	1.82%
		736,123	13.28%
Energy - 7.02%
Cenovus Energy, Inc. (b)	15,002	133,818	2.42%
Murphy Oil Corp.	5,005	122,172	2.21%
Superior Energy Services, Inc. (a)	3,384	35,092	0.63%
TechnipFMC PLC (a) (b)	3,375	97,706	1.76%
		388,788	7.02%
Financials - 33.45%
Allstate Corp.	2,044	176,478	3.18%
Apollo Global Management LLC - Class A	4,994	134,988	2.44%
Axis Capital Holdings, Ltd. (b)	2,429	159,294	2.87%
Comerica, Inc.	1,500	102,840	1.86%
Franklin Resources, Inc.	3,359	140,373	2.53%
Invesco, Ltd. (b)	4,225	133,933	2.42%
KeyCorp	8,550	149,369	2.70%
KKR & Co., LP	8,200	151,044	2.73%
Regions Financial Corp.	10,550	146,012	2.63%
Torchmark Corp.	713	53,832	0.97%
Validus Holdings, Ltd. (b)	1,997	106,640	1.92%
Voya Financial, Inc.	6,180	211,231	3.82%
Webster Financial Corp.	600	29,232	0.53%
Willis Towers Watson PLC (b)	1,079	158,214	2.85%
		1,853,480	33.45%
Health Care - 5.30%
Cardinal Health, Inc.	1,962	145,757	2.63%
Mylan N.V. (a) (b)	3,802	148,202	2.67%
		293,959	5.30%
Industrials - 15.16%
AECOM Technology Corp. (a)	3,311	106,316	1.92%
Dover Corp.	2,423	200,019	3.61%
JELD-WEN Holding, Inc. (a)	4,384	136,956	2.47%
KBR, Inc.	10,118	137,908	2.49%
Parker Hannifin Corp.	355	55,902	1.01%
Terex Corp.	6,191	202,941	3.66%
		840,042	15.16%

Information Technology - 16.39%
Avnet, Inc.	4,951	181,602	3.27%
DXC Technology Co. (a)	374	28,992	0.52%
Flextronics International, Ltd. (a) (b)	6,925	119,526	2.16%
Genpact, Ltd. (b)	4,500	122,940	2.22%
Hewlett Packard Enterprise Co.	7,171	134,887	2.43%
HP, Inc.	6,700	125,692	2.27%
ON Semiconductor Corp. (a)	9,775	151,317	2.73%
Seagate Technology PLC (b)	1,000	43,570	0.79%
		908,526	16.39%
Utilities - 3.05%
Edison International	2,075	169,258	3.05%
Total Common Stocks (Cost $4,655,633)		5,190,176	93.65%

REITS - 2.80%
Financials -2.80%
Lamar Advertising Co.	2,218	155,282	2.80%
Total REITS (Cost $131,257)		155,282	2.80%

SHORT-TERM INVESTMENTS - 3.83%
Money Market Fund - 3.83%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.64% (c)	212,066	212,066	3.83%
Total Short-Term Investments (Cost $212,066)		212,066	3.83%

Total Investments (Cost $4,998,956) - 100.28%		5,557,524	100.28%
Liabilities in Excess of Other Assets - (0.28)%		(15,595)	(0.28)%
TOTAL NET ASSETS - 100.00%		$5,541,929	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	The rate listed is the fund's 7-day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 90.60%
Brazil - 4.78%
Cia de Saneamento Basico do Estrado de San Paulo	43,600	$390,062	1.26%
Petroleo Brasileiro S.A. (a)	38,000	153,130	0.50%
Randon SA Implementos e Participacoes (a)	213,316	315,760	1.02%
Telefonica Brasil S.A. - ADR	32,672	467,536	1.51%
Usinas Siderurgicas de Minas Gerais S.A. (a)	124,100	152,251	0.49%
		1,478,739	4.78%
Cayman Islands - 1.97%
Baidu, Inc. - ADR (a)	3,274	609,291	1.97%

China - 13.49%
China Agri-Industries Holdings, Ltd.	973,000	418,291	1.35%
China Construction Bank Corp.	430,000	355,365	1.15%
China Dongxiang Group Co.	1,444,000	257,574	0.83%
China Mobile, Ltd.	92,500	1,026,189	3.31%
China Shenhua Energy Co., Ltd.	146,000	355,606	1.15%
China Shineway Pharmaceutical Group, Ltd.	126,000	144,715	0.47%
China Zhengtong Auto Services Holdings, Ltd.	295,000	169,976	0.55%
Dah Chong Hong Holdings, Ltd.	294,000	135,067	0.43%
Dongfeng Motor Group Co., Ltd.	472,000	531,811	1.72%
Lenovo Group, Ltd.	1,196,000	782,748	2.53%
		4,177,342	13.49%
Hong Kong - 5.22%
China Resources Power Holdings Co., Ltd.	376,000	775,879	2.51%
Grand Baoxin Auto Group, Ltd. (a)	218,000	101,831	0.33%
Pacific Basin Shipping, Ltd. (a)	2,049,000	410,192	1.32%
Stella International Holdings, Ltd.	90,000	153,146	0.49%
Texwinca Holdings, Ltd.	316,000	176,399	0.57%
		1,617,447	5.22%
Hungary - 1.81%
Magyar Telekom Telecommunications PLC	56,925	94,806	0.31%
OTP Bank PLC	14,931	465,509	1.50%
		560,315	1.81%
India - 5.24%
Reliance Industries, Ltd. - ADR (a) (b)	18,579	772,128	2.49%
State Bank of India - GDR	19,031	850,378	2.75%
		1,622,506	5.24%
Malaysia - 1.46%
Genting Malaysia Berhad	343,800	450,635	1.46%

Poland - 1.23%
Cyfrowy Polsat S.A.	52,827	379,440	1.23%

Republic of Korea - 19.64%
Dongbu Insurance Co., Ltd.	9,390	567,795	1.83%
Hana Financial Group, Inc.	17,247	632,359	2.04%
Hyundai Construction Equipment Co., Ltd. (a)	270	72,952	0.24%
Hyundai Electric & Energy Systems Co., Ltd. (a)	280	73,267	0.24%
Hyundai Heavy Industries Co., Inc. (a)	4,276	660,726	2.13%
Hyundai Robotics Co., Ltd. (a)	909	331,100	1.07%
KB Financial Group, Inc.	9,880	472,997	1.53%

LG Electronics, Inc.	8,989	662,373	2.14%
POSCO	4,170	1,050,322	3.39%
Samsung Electronics Co., Ltd.	516	1,030,064	3.33%
Samsung Electronics Co., Ltd. - GDR	83	82,419	0.27%
Shinhan Financial Group Co., Ltd.	9,620	424,892	1.37%
Shinhan Financial Group Co., Ltd. - ADR (a)	450	19,903	0.06%
		6,081,169	19.64%
Russian Federation - 6.64%
Gazprom PAO - ADR	62,234	259,091	0.84%
LUKOIL PJSC - ADR	14,120	677,516	2.18%
MMC Norilsk Nickel PJSC	35,256	488,648	1.58%
Rosneft Oil Co. - GDR	120,702	631,271	2.04%
		2,056,526	6.64%
Singapore - 1.54%
Wilmar International, Ltd.	186,500	477,151	1.54%

South Africa - 3.00%
Reunert, Ltd.	90,631	499,974	1.61%
Sasol	14,395	430,368	1.39%
		930,342	3.00%
Taiwan - 8.53%
Compal Electronics, Inc.	1,106,000	739,074	2.39%
Hon Hai Precision Industry Co., Ltd.	238,165	815,552	2.63%
Taiwan Semiconductor Manufacturing Co., Ltd.	155,000	1,046,079	3.38%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,125	39,780	0.13%
		2,640,485	8.53%
Thailand - 2.20%
Bangkok Bank Public Co., Ltd. - NVDR	129,100	682,267	2.20%

Turkey - 1.85%
Akbank T.A.S.	211,498	571,325	1.85%

United Arab Emirates - 1.96%
Union National Bank PJSC	472,336	605,691	1.96%

United Kingdom - 5.05%
Antofagasta PLC	82,053	846,823	2.73%
Standard Chartered PLC (a)	76,129	717,905	2.32%
		1,564,728	5.05%
United States - 4.99%
Cognizant Technology Solutions Corp. - Class A	12,667	847,549	2.74%
Flextronics International, Ltd. (a)	21,820	376,613	1.22%
Genpact, Ltd.	11,740	320,737	1.03%
		1,544,899	4.99%
Total Common Stocks (Cost $25,054,670)		28,050,298	90.60%

SHORT-TERM INVESTMENTS - 10.20%
Money Market Fund - 10.20%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.64% (c)	3,159,518	3,159,518	10.20%
Total Short-Term Investments (Cost $3,159,518)		3,159,518	10.20%

Total Investments (Cost $28,214,188) - 100.80%		31,209,816	100.80%
Liabilities in Excess of Other Assets - (0.80)%		(247,540)	(0.80)%
TOTAL NET ASSETS - 100.00%		$30,962,276	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PAO	Public Joint Stock Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of May 31, 2017 the value of these investments as $772,128 or 2.49% of net assets.
(c)	The rate listed is the fund's 7-day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2017 (Unaudited)
		% of
	Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$3,018,253	9.75%
Consumer Staples	895,442	2.89%
Energy	3,279,110	10.59%
Financials	6,366,386	20.56%
Health Care	144,715	0.47%
Industrials	2,032,870	6.56%
Information Technology	7,021,006	22.68%
Materials	2,538,044	8.20%
Telecommunication Services	1,588,531	5.13%
Utilities	1,165,941	3.77%
Total Common Stocks	28,050,298	90.60%

Total Short-Term Investments	3,159,518	10.20%

Total Investments	31,209,816	100.80%
Liabilities in Excess of Other Assets	(247,540)	(0.80)%
Total Net Assets	$30,962,276	100.00%

Pzena Long/Short Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 98.70%
Consumer Discretionary - 8.84%
Ford Motor Co. (d)	5,345	$59,436	0.99%
Hilton Worldwide Holdings, Inc.	1,214	80,695	1.35%
Interpublic Group of Cos., Inc. (d)	1,982	49,411	0.83%
News Corp. - Class A (d)	3,515	47,031	0.79%
Omnicom Group, Inc. (d)	2,872	240,444	4.01%
Staples, Inc. (d)	5,722	51,956	0.87%
		528,973	8.84%
Consumer Staples - 5.74%
CVS Health Corp. (d)	1,223	93,963	1.57%
Wal-Mart Stores, Inc. (d)	3,174	249,476	4.17%
		343,439	5.74%
Energy - 7.74%
BP PLC - ADR (d)	1,030	37,235	0.62%
Cenovus Energy, Inc. (b) (d)	2,826	25,208	0.42%
ConocoPhillips (d)	1,422	63,549	1.06%
ExxonMobil Corp. (d)	1,848	148,764	2.49%
Halliburton Co. (d)	1,199	54,183	0.91%
Murphy Oil Corp. (d)	2,233	54,508	0.91%
Royal Dutch Shell PLC - ADR (d)	906	49,295	0.82%
Superior Energy Services, Inc. (a) (d)	2,936	30,446	0.51%
		463,188	7.74%
Financials - 32.35%
Alleghany Corp. (a)	188	110,420	1.85%
Allstate Corp. (d)	1,235	106,630	1.78%
American International Group, Inc. (d)	1,646	104,735	1.75%
Axis Capital Holdings, Ltd. (b) (d)	2,481	162,704	2.72%
Bank of America Corp. (d)	5,494	123,121	2.06%
Brown & Brown, Inc. (d)	2,109	91,594	1.53%
Capital One Financial Corp. (d)	1,093	84,074	1.40%
Chubb, Ltd. (b)	770	110,256	1.84%
Citigroup, Inc. (d)	2,197	133,006	2.22%
Franklin Resources, Inc. (d)	2,362	98,708	1.65%
Goldman Sachs Group, Inc. (d)	496	104,785	1.75%
JPMorgan Chase & Co. (d)	1,220	100,223	1.67%
Metlife, Inc. (d)	1,575	79,679	1.33%
Morgan Stanley (d)	2,532	105,686	1.77%
Old Republic International Corp. (d)	4,023	79,575	1.33%
Regions Financial Corp. (d)	3,386	46,862	0.78%
State Street Corp. (d)	763	62,154	1.04%
UBS Group AG (b) (d)	1,947	30,938	0.52%
Validus Holdings, Ltd. (b) (d)	1,838	98,149	1.64%
Voya Financial, Inc. (d)	3,006	102,745	1.72%
		1,936,044	32.35%
Health Care - 21.78%
Abbott Laboratories (d)	2,507	114,470	1.91%
AbbVie, Inc. (d)	1,532	101,143	1.69%
AmerisourceBergen Corp. (d)	1,126	103,333	1.72%
Amgen, Inc. (d)	577	89,573	1.50%

Biogen, Inc. (a) (d)	251	62,190	1.04%
Cigna Corp. (d)	814	131,241	2.20%
DaVita, Inc. (a) (d)	1,471	97,468	1.63%
Gilead Sciences, Inc. (d)	508	32,964	0.55%
McKesson Corp. (d)	592	96,549	1.61%
Medtronic PLC (b) (d)	1,242	104,676	1.75%
Mylan N.V. (a) (b)	1,521	59,289	0.99%
Pfizer, Inc. (d)	2,990	97,624	1.63%
Premier, Inc. - Class A (a) (d)	3,035	104,768	1.75%
Zimmer Biomet Holdings, Inc.	911	108,600	1.81%
		1,303,888	21.78%
Industrials - 5.28%
AECOM Technology Corp. (a) (d)	1,469	47,170	0.79%
Dover Corp. (d)	1,179	97,326	1.63%
Parker Hannifin Corp. (d)	251	39,525	0.66%
Terex Corp. (d)	3,080	100,963	1.68%
TransDigm Group, Inc.	116	31,097	0.52%
		316,081	5.28%
Information Technology - 15.26%
Amdocs, Ltd. (b) (d)	1,646	106,628	1.78%
Avnet, Inc. (d)	2,877	105,528	1.76%
Cognizant Technology Solutions Corp. - Class A (d)	1,771	118,498	1.98%
F5 Networks, Inc. (a)	233	29,854	0.50%
Genpact, Ltd. (b) (d)	4,029	110,072	1.84%
Hewlett Packard Enterprise Co. (d)	3,713	69,842	1.17%
Intel Corp. (d)	1,863	67,273	1.12%
ON Semiconductor Corp. (a) (d)	6,485	100,388	1.68%
Oracle Corp. (d)	3,932	178,473	2.99%
Ubiquiti Networks, Inc. (a)	564	26,598	0.44%
		913,154	15.26%
Utilities - 1.71%
Southern Co.	2,022	102,333	1.71%
Total Common Stocks (Cost $5,488,142)		5,907,100	98.70%

REITS - 6.53%
Financials - 6.53%
Hospitality Properties Trust (d)	1,288	37,249	0.62%
Lamar Advertising Co. - Class A (d)	2,870	200,929	3.36%
Omega Healthcare Investors, Inc.	3,209	100,506	1.68%
Park Hotels & Resorts, Inc. (d)	2,018	51,943	0.87%
Total REITS (Cost $363,928)		390,627	6.53%

SHORT-TERM INVESTMENTS - 5.29%
Money Market Fund - 5.29%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.64% (c)	316,746	316,746	5.29%
Total Short-Term Investments (Cost $316,746)		316,746	5.29%

Total Investments (Cost $6,168,816) - 110.52%		6,614,473	110.52%
Liabilities in Excess of Other Assets - (10.52)%		(629,506)	(10.52)%
TOTAL NET ASSETS - 100.00%		$5,984,967	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	The rate listed is the fund's 7-day yield as of May 31, 2017.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
May 31, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 50.83%
Consumer Discretionary - 3.27%
Home Depot, Inc.	192	$29,474	0.49%
Liberty Global PLC - Class A (a) (b)	1,453	44,433	0.74%
Lions Gate Entertainment Corp. - Class A (a) (b)	1,686	45,690	0.76%
MGM Resorts International	1,424	45,169	0.76%
Pool Corp.	261	31,093	0.52%
		195,859	3.27%
Consumer Staples - 0.45%
Post Holdings, Inc. (a)	334	26,834	0.45%

Energy - 9.11%
Cabot Oil & Gas Corp.	1,749	38,810	0.65%
Cheniere Energy, Inc. (a)	929	45,261	0.76%
Cimarex Energy Co.	383	41,195	0.69%
Concho Resources, Inc. (a)	332	42,091	0.70%
Core Laboratories N.V. (b)	373	38,136	0.64%
Devon Energy Corp.	1,072	36,427	0.61%
Diamondback Energy, Inc. (a)	381	35,342	0.59%
EOG Resources, Inc.	423	38,201	0.64%
Helmerich & Payne, Inc.	685	36,072	0.60%
Newfield Exploration Co. (a)	1,204	39,106	0.65%
Occidental Petroleum Corp.	493	29,052	0.48%
Parsley Energy, Inc. - Class A (a)	1,427	42,311	0.71%
Pioneer Natural Resources Co.	225	37,543	0.63%
RPC, Inc.	2,418	45,434	0.76%
		544,981	9.11%
Financials - 1.19%
Markel Corp. (a)	31	30,295	0.51%
MarketAxess Holdings, Inc.	215	40,974	0.68%
		71,269	1.19%
Health Care - 10.66%
ACADIA Pharmaceuticals, Inc. (a)	1,601	41,162	0.69%
Agilent Technologies, Inc.	533	32,161	0.54%
Alnylam Pharmaceuticals, Inc. (a)	606	39,669	0.66%
athenahealth, Inc. (a)	336	45,017	0.75%
BioMarin Pharmaceutical, Inc. (a)	416	36,458	0.61%
Cantel Medical Corp.	511	39,766	0.66%
DexCom, Inc. (a)	651	43,513	0.73%
Edwards Lifesciences Corp. (a)	282	32,450	0.54%
Intercept Pharmaceuticals, Inc. (a)	373	41,739	0.70%
Intrexon Corp. (a)	1,995	42,533	0.71%
Medidata Solutions, Inc. (a)	675	48,046	0.80%
Neurocrine Biosciences, Inc. (a)	878	38,167	0.64%

Puma Biotechnology, Inc. (a)	853	65,255	1.09%
Regeneron Pharmaceuticals, Inc. (a)	104	47,742	0.80%
Vertex Pharmaceuticals, Inc. (a)	360	44,496	0.74%
		638,174	10.66%
Industrials - 6.65%
A.O. Smith Corp.	767	42,085	0.70%
Allegion PLC (b)	586	46,077	0.77%
Caterpillar, Inc.	411	43,332	0.72%
Curtiss-Wright Corp.	432	38,893	0.65%
Emerson Electric Co.	693	40,970	0.68%
HD Supply Holdings, Inc. (a)	1,048	42,287	0.71%
Huntington Ingalls Industries, Inc.	204	39,945	0.67%
Macquarie Infrastructure Corp.	349	27,187	0.45%
Valmont Industries, Inc.	272	39,821	0.67%
Watsco, Inc.	265	37,397	0.63%
		397,994	6.65%
Information Technology - 15.70%
Atlassian Corp PLC - Class A (a) (b)	1,244	44,486	0.74%
Blackbaud, Inc.	585	48,397	0.81%
CoreLogic, Inc. (a)	650	28,145	0.47%
CoStar Group, Inc. (a)	116	30,342	0.51%
CSRA, Inc.	1,562	47,110	0.79%
Fortinet, Inc. (a)	1,075	42,291	0.71%
Global Payments, Inc.	508	46,538	0.78%
Guidewire Software, Inc. (a)	565	37,527	0.63%
MACOM Technology Solutions Holdings, Inc. (a)	737	44,935	0.75%
Manhattan Associates, Inc. (a)	634	29,697	0.50%
Maxim Integrated Products, Inc.	641	30,640	0.51%
Monolithic Power Systems, Inc.	471	46,252	0.77%
Palo Alto Networks, Inc. (a)	256	30,359	0.51%
Paycom Software, Inc. (a)	460	30,102	0.50%
Proofpoint, Inc. (a)	532	45,752	0.76%
PTC, Inc. (a)	802	46,179	0.77%
Tableau Software, Inc. (a)	742	46,011	0.77%
Texas Instruments, Inc.	568	46,854	0.78%
Twitter, Inc. (a)	2,434	44,591	0.74%
Ultimate Software Group, Inc. (a)	182	40,175	0.67%
ViaSat, Inc. (a)	577	37,649	0.63%
Workday, Inc. - Class A (a)	486	48,590	0.81%
Zillow Group, Inc. - Class A (a)	1,075	47,182	0.79%
		939,804	15.70%
Materials - 2.49%
Ball Corp.	744	30,429	0.51%
Dow Chemical Co.	735	45,541	0.76%
Sherwin-Williams Co.	90	29,859	0.50%
Vulcan Materials Co.	344	42,880	0.72%
		148,709	2.49%
Telecommunication Services - 1.31%
Level 3 Communications, Inc. (a)	501	29,820	0.50%

U.S. Cellular Corp. (a)	1,217	48,631	0.81%
		78,451	1.31%
Total Common Stocks (Proceeds $2,913,866)		3,042,075	50.83%

REITS - 2.11%
Financials - 2.11%
Macerich Co.	511	29,337	0.49%
Prologis, Inc.	540	29,992	0.50%
SL Green Realty Corp.	369	37,280	0.62%
Vornado Realty Trust	321	29,596	0.50%
Total REITS (Proceeds $131,364)		126,205	2.11%

Total Securities Sold Short (Proceeds $3,045,230) - 52.94%		$3,168,280	52.94%

Percentages are stated as a percent of net assets.

As of May 31, 2017 securities and cash collateral of $4,676,492 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 95.42%
Consumer Discretionary - 3.56%
Dana Holding Corp.	10,887	$229,934	2.15%
Stoneridge, Inc. (a)	9,718	150,240	1.41%
		380,174	3.56%
Consumer Staples - 1.93%
Universal Corp.	3,096	205,574	1.93%

Energy - 3.63%
Murphy Oil Corp.	11,874	289,844	2.72%
Superior Energy Services, Inc. (a)	9,391	97,385	0.91%
		387,229	3.63%
Financials - 27.34%
American Equity Investment Life Holding Co.	16,952	424,818	3.97%
Argo Group International Holdings, Ltd. (b)	4,374	270,751	2.54%
Aspen Insurance Holdings, Ltd. (b)	8,254	419,303	3.93%
Associated Banc-Corp	15,759	375,852	3.52%
First Midwest Bancorp, Inc.	9,536	211,318	1.98%
Genworth Financial, Inc. (a)	12,191	44,619	0.42%
Hope Bancorp, Inc.	17,369	302,394	2.83%
Synovus Financial Corp.	6,397	261,509	2.45%
TCF Financial Corp.	13,371	201,367	1.89%
Webster Financial Corp.	6,415	312,539	2.93%
WSFS Financial Corp.	2,139	94,330	0.88%
		2,918,800	27.34%
Health Care - 6.06%
Owens & Minor, Inc.	11,764	375,036	3.51%
Triple-S Management Corp. - Class B (a) (b)	16,717	271,986	2.55%
		647,022	6.06%
Industrials - 35.40%
Actuant Corp. - Class A	14,768	383,230	3.59%
ARC Document Solutions, Inc. (a)	31,743	105,069	0.98%
Chart Industries, Inc. (a)	9,173	315,093	2.95%
Columbus McKinnon Corp.	2,422	67,671	0.63%
Cubic Corp.	6,971	323,106	3.03%
Essendant, Inc.	25,938	417,602	3.92%
General Cable Corp.	13,183	218,179	2.04%
Gibraltar Industries, Inc. (a)	2,622	81,544	0.76%
JELD-WEN Holding, Inc. (a)	10,221	319,304	2.99%
KBR, Inc.	14,551	198,330	1.86%
Masonite International Corp. (a) (b)	4,962	365,451	3.42%
Ply Gem Holdings, Inc. (a)	6,248	102,155	0.96%
Terex Corp.	10,360	339,601	3.18%
TriMas Corp. (a)	19,408	423,093	3.97%
Wesco Aircraft Holdings, Inc. (a)	12,428	119,930	1.12%
		3,779,358	35.40%

Information Technology - 17.50%
Anixter International, Inc. (a)	3,398	256,549	2.40%
Diodes, Inc. (a)	7,663	196,249	1.84%
Insight Enterprises, Inc. (a)	6,182	256,800	2.41%
ON Semiconductor Corp. (a)	21,567	333,857	3.13%
ScanSource, Inc. (a)	10,015	380,571	3.55%
VeriFone Systems, Inc. (a)	18,245	333,701	3.13%
Virtusa Corp. (a)	3,823	110,943	1.04%
		1,868,670	17.50%
Total Common Stocks (Cost $10,149,175)		10,186,827	95.42%

REITS - 1.00%
Financials - 1.00%
DiamondRock Hospitality Co.	9,588	106,331	1.00%
Total REITS (Cost $103,079)		106,331	1.00%

SHORT-TERM INVESTMENTS - 4.29%
Money Market Fund - 4.29%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.64% (c)	457,840	457,840	4.29%
Total Short-Term Investments (Cost $457,840)		457,840	4.29%

Total Investments (Cost $10,710,094) - 100.71%		10,750,998	100.71%
Liabilities in Excess of Other Assets - (0.71)%		(75,678)	(0.71)%
TOTAL NET ASSETS - 100.00%		$10,675,320	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	The rate listed is the fund's 7-day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Note 1 - Summary of Fair Value Measurements at May 31, 2017 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Pzena Mid Cap Value Fund, the Pzena Emerging Markets Value Fund, the Pzena Long/Short Value Fund,
and the Pzena Small Cap Value Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price
(“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified
Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2017:

Pzena Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$736,123	$-	$-	$736,123
Energy	388,788	-	-	388,788
Financials	1,853,480	-	-	1,853,480
Health Care	293,959	-	-	293,959
Industrials	840,042	-	-	840,042
Information Technology	908,526	-	-	908,526
Utilities	169,258	-	-	169,258
Total Common Stock	5,190,176	-	-	5,190,176
REITs	155,282	-	-	155,282
Short-Term Investments	212,066	-	-	212,066
Total Investments in Securities	$5,557,524	$-	$-	$5,557,524

Pzena Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,478,739	$-	$-	$1,478,739
Cayman Islands	609,291	-	-	609,291
China	4,177,342	-	-	4,177,342
Hong Kong	1,617,447	-	-	1,617,447
Hungary	560,315	-	-	560,315
India	-	1,622,506	-	1,622,506
Malaysia	450,635	-	-	450,635
Poland	379,440	-	-	379,440
Republic of Korea	6,081,169	-	-	6,081,169
Russian Federation	2,056,526	-	-	2,056,526
Singapore	477,151	-	-	477,151
South Africa	930,342	-	-	930,342
Taiwan	2,640,485	-	-	2,640,485
Thailand	682,267	-	-	682,267
Turkey	571,325	-	-	571,325
United Arab Emirates	605,691	-	-	605,691
United Kingdom	1,564,728	-	-	1,564,728
United States	1,544,899	-	-	1,544,899
Total Common Stock	26,427,792	1,622,506	-	28,050,298
Short-Term Investments	3,159,518	-	-	3,159,518
Total Investments in Securities	$29,587,310	$1,622,506	$-	$31,209,816

Pzena Long/Short Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$528,973	$-	$-	$528,973
Consumer Staples	343,439	-	-	343,439
Energy	463,188	-	-	463,188
Financials	1,936,044	-	-	1,936,044
Health Care	1,303,888	-	-	1,303,888
Industrials	316,081	-	-	316,081
Information Technology	913,154	-	-	913,154
Utilities	102,333	-	-	102,333
Total Common Stock	5,907,100	-	-	5,907,100
REITs	390,627	-	-	390,627
Short-Term Investments	316,746	-	-	316,746
Total Investments in Securities	$6,614,473	$-	$-	$6,614,473

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$195,859	$-	$-	$195,859
Consumer Staples	26,834	-	-	26,834
Energy	544,981	-	-	544,981
Financials	71,269	-	-	71,269
Health Care	638,174	-	-	638,174
Industrials	397,994	-	-	397,994
Information Technology	939,804	-	-	939,804
Materials	148,709	-	-	148,709
Telecommunications Services	78,451	-	-	78,451
Total Common Stock	3,042,075	-	-	3,042,075
REITs	126,205	-	-	126,205
Total Securities Sold Short	$3,168,280	$-	$-	$3,168,280

Pzena Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$380,174	$-	$-	$380,174
Consumer Staples	205,574	-	-	205,574
Energy	387,229	-	-	387,229
Financials	2,918,800	-	-	2,918,800
Health Care	647,022	-	-	647,022
Industrials	3,779,358	-	-	3,779,358
Information Technology	1,868,670	-	-	1,868,670
Total Common Stock	10,186,827	-	-	10,186,827
REITs	106,331	-	-	106,331
Short-Term Investments	457,840	-	-	457,840
Total Investments in Securities	$10,750,998	$-	$-	$10,750,998

Refer to the Funds' Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Funds recognized no transfers between levels at May 31, 2017. There were no Level 3 securities held in the Funds during the period ended May 31, 2017.

Note 2 - Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Pzena Mid Cap Value Fund

Cost of investments	$4,998,956
Gross unrealized appreciation	$868,401
Gross unrealized depreciation	(309,833)
Net unrealized appreciation	$558,568

Pzena Emerging Markets Value Fund

Cost of investments	$28,214,188
Gross unrealized appreciation	$4,016,294
Gross unrealized depreciation	(1,020,666)
Net unrealized depreciation	$2,995,628

Pzena Long/Short Value Fund

Cost of investments	$6,168,816
Gross unrealized appreciation	$654,927
Gross unrealized depreciation	(209,270)
Net unrealized appreciation	$445,657

Pzena Small Cap Value Fund

Cost of investments	$10,710,094
Gross unrealized appreciation	$754,488
Gross unrealized depreciation	(713,584)
Net unrealized appreciation	$40,904

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above tables do not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Advisors Series Trust

By (Signature and Title)      /s/ Douglas G. Hess
 Douglas G. Hess, President

Date    7/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
 Douglas G. Hess, President

Date     7/18/2017

By (Signature and Title)*    /s/ Cheryl L. King
    Cheryl L. King, Treasurer

Date     7/18/2017

* Print the name and title of each signing officer under his or her signature.